ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Mauritius") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Semiconductor Co., Ltd. ("Actions Semiconductor Zhuhai") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Shanghai Actions Semiconductor Co., Ltd. ("Actions Semiconductor Shanghai ") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Technology (HK) Company Limited ("Actions Hong Kong") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Microelectronics Co., Ltd. [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Artek Microelectronics (HK) Co., Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Artek Microelectronics Co., Ltd. ("Artek Microelectronics Shenzhen") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Capital Investment Inc. [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Actions Capital Investment (Malaysia) Inc. Co., Ltd. ("Actions Malaysia ") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%	100.00%
Mavrix Technology, Inc. ("Mavrix") [Member]
Business Acquisition [Line Items]
Percentage of ownership	93.40%	93.40%
Mavrix Technology (H.K.) Co., Limited ("Mavrix HK") [Member]
Business Acquisition [Line Items]
Percentage of ownership	93.40%	93.40%
Shanghai Mavrix Electronics, Ltd. ("Mavrix Shanghai") [Member]
Business Acquisition [Line Items]
Percentage of ownership	93.40%	93.40%